Oil and gas reserves information: (Tables)	12 Months Ended
Jun. 30, 2014
Oil and gas reserves information:
Schedule of proved oil and gas reserves, all within the United States

The following unaudited table sets forth proved oil and gas reserves, all within the United States, at June 30, 2014 and 2013 together with the changes therein:

	Natural Gas (Mcfe)
	2014	2013

Proved developed reserves:
Beginning of year	4,899,388	3,982,265
Revisions of previous estimates	4,432,322	2,058,597
Purchases of reserves in place	85,054,533	—
Production	(4,044,085)	(1,141,474)

End of year	90,342,158	4,899,388

Proved developed reserves, end of year	90,342,158	4,899,388

Proved undeveloped reserves:
Beginning of year	28,092,172	19,357,720
Revisions of previous estimates	(15,814,343)	(1,704,875)
Purchases of reserves in place	20,140,796	—
Extensions and discoveries	3,762,262	10,439,327

End of year	36,180,887	28,092,172

Proved undeveloped reserves, end of year	36,180,887	28,092,172

	Oil, Condensate (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	1,835	443
Revisions of previous estimates	9,173	2,255
Purchases of reserves in place	53,984	—
Production	(10,231)	(863)

End of year	54,761	1,835

Proved developed reserves, end of year	54,761	1,835

Proved undeveloped reserves:
Beginning of year	393,673	427,190
Revisions of previous estimates	(217,471)	(179,808)
Purchases of reserves in place	236,730	—
Extensions and discoveries	53,994	146,291

End of year	466,926	393,673

Proved undeveloped reserves, end of year	466,926	393,673

	NGL (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	11,205	35
Revisions of previous estimates	(4,101)	13,695
Purchases of reserves in place	4,671	—
Production	(2,658)	(2,525)

End of year	9,117	11,205

Proved developed reserves, end of year	9,117	11,205

Proved undeveloped reserves:
Beginning of year	1,624,269	1,313,531
Revisions of previous estimates	(1,286,946)	(292,864)
Purchases of reserves in place	453,196	—
Extensions and discoveries	103,365	603,602

End of year	893,884	1,624,269

Proved undeveloped reserves, end of year	893,884	1,624,269

	Natural Gas (Mcfs)
	2014	2013

Proved developed reserves:
Beginning of year	4,899,388	3,982,265
End of year	90,342,158	4,899,388

Proved undeveloped reserves:
Beginning of year	28,092,172	19,357,720
End of year	36,180,887	28,092,172

	Oil (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	1,835	443
End of year	54,761	1,835

Proved undeveloped reserves:
Beginning of year	393,673	427,190
End of year	466,926	393,673

	Natural Gas Liquids (Bbls)
	2014	2013

Proved developed reserves:
Beginning of year	11,205	35
End of year	9,117	11,205

Proved undeveloped reserves:
Beginning of year	1,624,269	1,313,531
End of year	893,884	1,624,269

Schedule of estimated standardized measure relating to proved oil and gas reserves

The following is the estimated standardized measure relating to proved oil and gas reserves at June 30, 2014 and 2013:

Table 1	2014	2013
Future cash flows	$601,221,686	$242,990,435
Future production costs	(131,252,700)	(29,432,000)
Future development costs	(153,595,600)	(111,455,400)
Future severance tax expense	(30,637,508)	(13,268,035)
Future income taxes	—	—
Future net cash flows	$285,735,878	$88,835,000
Ten percent annual discount for estimated timing of net cash flows	(149,143,028)	(49,787,200)
Standardized measure of discounted future net cash flows	$136,592,850	$39,047,800

Schedule of changes in the estimated standardized measure of proved reserves

The following is an analysis of changes in the estimated standardized measure of proved reserves during the years ended June 30, 2014 and 2013:

Table 2	2014	2013
Changes from:
Sale of oil and gas produced	$(6,847,463)	$(1,971,234)
Net changes in prices and production costs	(12,935,482)	(695,805)
Extensions and discoveries	(592,800)	12,195,100
Revision of previous quantity estimates	(10,053,209)	11,285,959
Accretion of discounts	3,904,780	2,997,621
Net change in income taxes	—	526,854
Purchases of reserves in place	127,429,600	—
Disposals of reserves in place	—	—
Development costs incurred that reduced future development costs	—	—
Changes in future development costs	(8,397,684)	48,872,306
Changes in timing of production and other	5,037,308	(64,139,210)
Change in standardized measure	$97,545,050	$9,071,591

Commodity Pricing	2014	2013
Oil - per Bbl	$97.51	$85.13
Natural Gas - per Mcf	$4.01	$3.62
Natural Gas Liquids - per Bbl	$47.66	$54.99